Operating Leases (Details) (USD $)	Dec. 31, 2012
Years ending December 31:
2013	$ 239,224
2014	52,711
2015	53,803
2016	54,927
2017	37,127
Thereafter	0
Total future minimum lease payments	$ 437,792